Segment Information (Details) - segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Information (Details) [Line Items]
Number of operating segments (in segment)	1
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Segment Information (Details) [Line Items]
Percentage of net sales	13.30%	14.80%